LEASE LIABILITIES - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of leases [Abstract]
Values at the beginning of the year, current lease liabilities	$ 52,174	$ 49,015
Values at the beginning of the year, non-current lease liabilities	188,913	190,134
Values at the beginning of the year, lease liabilities	241,087	239,149
Translation differences, current lease liabilities	(1,764)	(750)
Translation differences, non-current lease liabilities	(9,639)	4,799
Translation differences, lease liabilities	(11,403)	4,049
Acquisition of business, current lease liabilities		8,009
Acquisition of business, non current lease liabilities		17,668
Acquisition of business, lease liabilities		25,677
Net proceeds, current lease liabilities	5,006	2,746
Net proceeds, non-current lease liabilities	8,034	11,810
Net proceeds, lease liabilities	13,040	14,556
Indexation, current lease liabilities	3,778	5,755
Indexation, non-current lease liabilities	17,287	5,384
Indexation, lease liabilities	21,065	11,139
Repayments, current, lease liabilities	(61,194)	(58,900)
Repayments, non-current lease liabilities	0	0
Repayments, lease liabilities	(61,194)	(58,900)	$ (49,410)
Interest accrued, current lease liabilities	16,967	16,200
Interest accrued, non current lease liabilities	0	0
Interest accrued, lease liabilities	16,967	16,200
Interest paid, current lease liabilities	(9,438)	(10,783)
Interest paid, non current lease liabilities	0	0
Interest paid, current lease liabilities	(9,438)	(10,783)
Reclassifications, current lease liabilities	40,929	40,882
Reclassifications, non-current lease liabilities	(40,929)	(40,882)
Reclassifications, lease liabilities	0	0
Values at the end of the year, current lease liabilities	46,458	52,174	49,015
Values at the end of the year, non-current lease liabilities	163,666	188,913	190,134
Values at the end of the year, lease liabilities	$ 210,124	$ 241,087	$ 239,149